FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,418,236	$ 1,246,244	$ 411,223	$ 2,312,279
Accounts receivable	1,824,563	1,224,235
Accounts payable	(1,638,020)	(1,312,517)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	76,389	15,666
Accounts receivable	66,035	46,979
Accounts payable	(197,967)	(210,555)
Net assets (liabilities)	$ (55,544)	$ (147,910)